Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Salaries, benefits, and consulting fees	$ 470	$ 347	$ 882	$ 923
Share-based payments	1,271	1,048	2,011	1,336
Total key management personnel compensation	$ 1,741	$ 1,395	$ 2,893	$ 2,259